SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2025
Supplemental Disclosure Of Cash Flow [Abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]

11. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

Significant Non-Cash Investing and Financing Activities

During the year ended December 31, 2025, the Company:

a) issued 412,088 Common Shares, valued at $1.0 million, for the conversion of a portion of the Accrued Interest Amount from the A&R Loan Facility (Note 5);

b) reallocated $1.4 million from reserves for 332,660 RSUs that settled; and

c) reallocated $0.2 million from reserves for 157,500 stock options exercised.

During the year ended December 31, 2024, the Company:

a) issued 429,800 Common Shares, valued at $1.1 million, for the conversion of a portion of the Accrued Interest Amount from the A&R Loan Facility (Note 5);

b) reallocated $1.8 million from reserves for 305,690 RSUs that settled; and

c) reallocated $0.8 million from reserves for 820,781 stock options exercised.